SHARE CAPITAL - Summary of Options Outstanding (Detail)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Stock Options, Balance Beginning	1,219,276	1,219,276
Number of Stock Options, Granted	2,136,015	2,136,015
Number of Stock Options, Balance Ending	2,131,716	2,131,716	1,219,276	1,219,276
US Dollar [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Stock Options, Balance Beginning	854,042	854,042	50,349	50,349
Number of Stock Options, Granted	1,997,291	1,997,291	843,693	843,693
Number of Stock Options, Expired/Forfeited	(761,528)	(761,528)	(40,000)	(40,000)
Number of Stock Options, Balance Ending	2,089,805	2,089,805	854,042	854,042
Weighted-average Exercise Price, Balance Beginning | $ / shares		$ 2.65		$ 1.55
Weighted-average Exercise Price, Granted | $ / shares		0.96		2.72
Weighted-average Exercise Price, Expired/Forfeited | $ / shares		2.66		3.72
Weighted-average Exercise Price, Balance Ending | $ / shares		$ 1.13		$ 2.65
Canadian Dollar [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Stock Options, Balance Beginning	860,379	860,379	875,433	875,433
Number of Stock Options, Granted	79,494	79,494	35,719	35,719
Number of Stock Options, Expired/Forfeited	(105,908)	(105,908)	(50,773)	(50,773)
Number of Stock Options, Balance Ending	833,965	833,965	860,379	860,379
Weighted-average Exercise Price, Balance Beginning | $ / shares	$ 5.89		$ 18.20
Weighted-average Exercise Price, Granted | $ / shares	0.99		4.54
Weighted-average Exercise Price, Expired/Forfeited | $ / shares	8.39		31.79
Weighted-average Exercise Price, Balance Ending | $ / shares	$ 5.10		$ 5.89